Document and Entity Information	Sep. 23, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Sep. 30, 2018
Entity Registrant Name	STERLING CAPITAL FUNDS
Entity Central Index Key	0000889284
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 23, 2019
Document Effective Date	Sep. 23, 2019
Prospectus Date	Feb. 01, 2019